Prepayments, deposits and other - Summary of Prepayments, deposits and other assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Included in non-current assets
Prepaid content royalties	¥ 430	¥ 603
Others	110	106
Prepayments, deposits and other assets	540	709
Included in current assets
Prepaid content royalties	1,949	1,606
Value-added tax recoverable	125	181
Prepaid vendors deposits and other receivables	815	647
Prepaid promotion and other expenses	438	399
Others	57	53
Prepayments, deposits and other assets	3,438	2,958
Tencent
Included in current assets
Receivable from Tencent (Note 32(b))	¥ 54	¥ 72